Year 2000

     The services provided to the Trust by the Owner Trustee, the Bond Trustee and the Servicer, as well as the ability of the colleges and universities to repay their loans owned by the Trust, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated.

     The failure of any computer system used by key service providers to the Trust to properly distinguish the Year 2000 could impact the ability of the Trust to receive and process loan payments, receive or remit funds or invest its funds, among other services which it obtains from its service providers. The failure of any computer system used by significant borrowers could impact their ability to make loans payments in accordance with the terms of their loan documents. The Trust cannot control the Year 2000 compliance programs of its key service providers or significant borrowers.

     The Trust will evaluate the reports received periodically from its key service providers to monitor their progress toward Year 2000 compliance. In the event the Trust receives information that indicates there is a material potential for not receiving compliant services from these providers, the Trust intends to develop appropriate contingency plans. At this time there can be no assurance that there will be no adverse impact on the Trust. The obligation to make any necessary adaptations to their computer systems to prepare for the Year 2000 is the responsibility of the service provider that maintains the system. The Trust does not expect to incur any material expense in that regard.

     The Trust will evaluate the reports received periodically from the various significant borrowers. The Trust has received no information from any significant borrowers of any prospective inability to make the loan payments due the Trust on account of Year 2000 compliance issues. The Trust can give no assurances that the ability of the colleges and universities to repay the loans owned by the Trust will not be affected by Year 2000 issues. In the event loan payments are not received in a timely manner, payment to certificateholders and/or bondholders may be impaired.

                                        College and University
                                       Facility Loan Trust Two




================================================================================
                                       Financial Statements
                                          November 30, 1998

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To State Street Bank and Trust Company, Owner Trustee of College and University Facility Loan Trust Two:

We have audited the accompanying balance sheet of College and University Facility Loan Trust Two (a Massachusetts business trust), including the schedule of investments, as of November 30, 1998, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1998 by correspondence with GMAC Commercial Mortgage Corporation and Morgan Guaranty Trust Company, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 1998, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.





/s/ ARTHUR ANDERSEN LLP

Boston, Massachusetts
January 29, 1999

                                                          College and University
                                                         Facility Loan Trust Two

                                                                   Balance Sheet
================================================================================

November 30,                                                                               1998
===============================================================================================

Assets

Investments, at amortized cost, net of allowance for loan losses of
 $1,132,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                  $ 174,570,274
Cash                                                                                     74,061
Interest receivable                                                                   1,612,471
Deferred bond issuance costs (Note 2)                                                   704,461
-----------------------------------------------------------------------------------------------

     Total assets                                                                 $ 176,961,267
===============================================================================================


Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                        $ 151,932,419
Interest payable (Note 3)                                                             3,932,674
Accrued expenses and other liabilities                                                  243,989
Dividends payable (Note 5)                                                              266,968
Payable for redemption of Class A Preferred Certificates (Note 5)                     1,325,771
-----------------------------------------------------------------------------------------------

     Total liabilities                                                              157,701,821
-----------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding -
 2,585,848 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                          2,585,848
-----------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                    1,763,800
Accumulated deficit (Note 2)                                                           (169,008)
Paid-in capital (Note 2)                                                             15,078,806
-----------------------------------------------------------------------------------------------

     Total net assets applicable to Class B certificateholders                       16,673,598
-----------------------------------------------------------------------------------------------

     Total net assets                                                             $  19,259,446
===============================================================================================

     Net asset value per Class B certificate
      (based on 1,763,800 certificates outstanding)                               $        9.45
===============================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations
================================================================================


Year ended November 30,                                                     1998
================================================================================
Investment income:
   Interest income (Note 2)                                          $18,397,744
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                   15,021,114
   Servicer fees (Note 4)                                                187,997
   Trustee fees (Note 4)                                                  62,529
   Other trust and bond administration expenses                          240,004
--------------------------------------------------------------------------------

     Total expenses                                                   15,511,644
--------------------------------------------------------------------------------

     Net investment income                                             2,886,100

Provision for loan losses (Notes 2 and 6)                                 22,320
--------------------------------------------------------------------------------

     Net increase in net assets resulting from operations              2,863,780

Dividends to Class A Preferred Certificateholders                        591,798
--------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
      certificateholders resulting from operations                   $ 2,271,982
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows
================================================================================


Year ended November 30,                                                    1998
================================================================================

Cash flows from operating activities:
   Interest received                                               $  8,739,806
   Interest paid                                                     (8,517,935)
   Operating expenses paid                                             (566,712)
-------------------------------------------------------------------------------

       Net cash used for operating activities                          (344,841)
-------------------------------------------------------------------------------

Cash flows from investing activities:
   Net increase in funds held under investment agreements              (236,106)
   Principal payments on Loans                                       27,160,450
   Recovery of previously charged-off Loan                               77,680
-------------------------------------------------------------------------------

       Net cash provided by investing activities                     27,002,024
-------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (23,218,289)
   Redemptions of Class A Preferred certificates                     (2,919,114)
   Dividends on Class A Preferred certificates                         (848,187)
-------------------------------------------------------------------------------

       Net cash used for financing activities                       (26,985,590)
-------------------------------------------------------------------------------

Net decrease in cash                                                   (328,407)

Cash, beginning of year                                                 402,468
-------------------------------------------------------------------------------

Cash, end of year                                                  $     74,061
================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  2,863,780
   Provision for loan losses                                             22,320
   Decrease in interest receivable                                      356,090
   Decrease in accrued expenses and other liabilities                   (76,180)
   Decrease in Bond interest payable                                   (464,366)
   Amortization of original issue discount on Bonds                   6,838,229
   Amortization of purchase discount on Loans                       (10,014,031)
   Amortization of deferred Bond issuance costs                         129,317
-------------------------------------------------------------------------------

       Net cash used for operating activities                      $   (344,841)
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                              Statement of Changes in Net Assets
                                                                     (Note 2(f))
================================================================================

Years ended November 30,                                             1998            1997
=========================================================================================

From operations:
   Net investment income                                     $  2,886,100    $  2,897,815
   Provision for loan losses                                      (22,320)       (200,000)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred Certificateholders
    ($.1365 per certificate annually)
     From net investment income                                        --              --
     As tax return of capital                                    (591,798)     (1,112,346)
-----------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
      certificateholders resulting from operations              2,271,982       1,585,469
-----------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates
    (2,836,268 and 3,229,372 certificates in 1998 and
    1997, respectively)                                        (2,836,268)     (3,229,372)
   Issuance of Class A Preferred certificates as
    payment-in-kind dividend (21,609 certificates in 1997)             --          21,609
-----------------------------------------------------------------------------------------

     Net decrease in net assets resulting from
      capital certificate transactions                         (2,836,268)     (3,207,763)
-----------------------------------------------------------------------------------------

Net decrease in net assets                                       (564,286)     (1,622,294)

Net assets:
   Beginning of year                                           19,823,732      21,446,026
-----------------------------------------------------------------------------------------

   End of year                                               $ 19,259,446    $ 19,823,732
=========================================================================================

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                  Throughout the Years Indicated
                                                                 (Notes 1 and 5)
================================================================================

Years ended November 30,                            1998              1997              1996              1995              1994
====================================================================================================================================
Net asset value, beginning of year                 $8.17             $7.27             $6.42             $5.69             $4.77
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                               1.63              1.64              1.75              1.86              2.09

Provision for loan losses                           (.01)             (.11)             (.11)             (.24)             (.11)

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                         --                --                --              (.43)             (.26)
   As tax return of capital                         (.34)             (.63)             (.79)             (.46)             (.80)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                       $9.45             $8.17             $7.27             $6.42             $5.69
====================================================================================================================================

Total investment return(a)                           N/A               N/A               N/A               N/A               N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of year                    $2,585,848        $5,422,117        $8,629,880       $10,534,185       $11,857,751

Net assets applicable to Class
 B Certificates, end of year                 $16,673,598       $14,401,615       $12,816,146       $11,324,698       $10,039,426
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
    net assets applicable to
    Class B Certificates                           99.83%(b)        123.64%(b)        150.97%(b)        186.94%(b)        237.22%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates                        18.57%            21.29%            25.54%            30.76%            40.16%

   Number of Class B Certificates
    outstanding, end of year                   1,763,800         1,763,800         1,763,800         1,763,800         1,763,800

(a)   The Trust's  investments  are recorded at  amortized  cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.99%, 4.68%, 5.43%, 6.54% and 7.28% in 1998, 1997, 1996, 1995 and 1994, respectively.

      The accompanying notes are an integral part of these financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

1.   Organization and Business

     College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

     The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

1.   Organization and Business (Continued)

     All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

     On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of Significant Accounting Policies

     (a)  College and University Facility Loans

     The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1998 was approximately $70,118,000. As a result of prepayments of Loans in the year ended November 30, 1998, additional interest income of approximately $630,000 was recognized.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (a)  College and University Facility Loans (Continued)

     The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At November 30, 1998, no loans have been placed on nonaccrual status.

     (b)  Other Investments

     Other investments, which are included in Investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

     (c)  Federal Income Taxes

     It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

     For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (d)  Deferred Bond Issuance Costs

     Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

     (e)  Accounting for Impairment of a Loan and Allowance for Loan Losses

     The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

     Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

     The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (e) Accounting for Impairment of a Loan and Allowance for Loan Losses (Continued)

     The  factors   discussed   above  are  inherently   difficult  to  predict.
     Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

     (f)  Presentation of Capital Distributions

     Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

     All tax earnings and profits have been distributed, therefore all accumulated undistributed net investment income has been reclassified to paid-in capital as of November 30, 1998. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (g)  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Bonds

     The Bonds outstanding at November 30, 1998 consist of the following:

                                                    Outstanding       Unamortized
                    Interest        Stated           Principal          Discount       Carrying Value
       Type           Rate         Maturity           (000s)             (000s)              (000s)
     =================================================================================================

     Sequential       4.00%      June 1, 2002       $   47,263          $   1,856        $    45,407
     Sequential       4.00       June 1, 2018          149,370             42,845            106,525
     -------------------------------------------------------------------------------------------------

                                                    $  196,633          $  44,701        $   151,932
     =================================================================================================

     Interest on the Bonds is payable semiannually. On December 1, 1998, the Trust made a principal payment of $14,213,563 on the 4%, June 1, 2002 bonds.

     Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

3.   Bonds (Continued)

     The estimated aggregate principal payments on the Bonds at November 30, 1998 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                         Amount
     Fiscal Year                                                         (000s)
     ===========================================================================

     1999                                                              $ 22,879
     2000                                                                19,737
     2001                                                                18,510
     2002                                                                18,534
     2003                                                                14,016
     Thereafter                                                         102,957
     ---------------------------------------------------------------------------

     Total                                                             $196,633
     ===========================================================================

     Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

     In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

     The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

4.   Administrative Agreements

     (a)  Servicer

     As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. The fee is paid each date payments are received on each Loan and is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 1998, GMAC's fees totaled $183,581. GMAC was also reimbursed for related expenses of $4,416.

     (b)  Trustees

     As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

     o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $15,000 and $12,500, respectively, for the year ended November 30, 1998. In addition, the Owner Trustee, in its capacity as manager, was reimbursed $1,627 for out-of-pocket expenses.

     o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1998, Bond Trustee fees were $32,106. In addition, the Bond Trustee was reimbursed $1,296 for out-of-pocket expenses.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

5.   Certificates

     The certificates comprise two classes, namely 13.65% Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

     Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements

================================================================================

5.     Certificates  (Continued)

     On December 2, 1998, the Trust paid $1,592,739 to the holders of Class A Preferred certificates, of which $266,968 was for payment of dividends and $1,325,771 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

     The certificateholders shall each be entitled to one vote per certificate.


6.   Allowance For Loan Losses

     An analysis of the allowance for loan losses for the year ended November 30, 1998 is summarized as follows:

     Balance, beginning of period                                $  1,032,376
     Provision                                                         22,320
     Recovery of previously charged-off loan                           77,680
     Charge-off                                                            --
     ---------------------------------------------------------------------------

     Balance, end of period                                      $  1,132,376
     ===========================================================================

     At November 30, 1998, there were no recorded investments in loans that are considered to be impaired under SFAS 114.

     The average recorded investment in impaired loans during the year ended November 30, 1998 was approximately $1,094. For the year ended November 30, 1998, approximately $14,456 of interest income was recognized on impaired loans.

     See "Accounting for Impairment of a Loan and Allowance for Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7.   Loans

     Scheduled principal and interest payments on the Loans as of November 30, 1998, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                               Principal        Interest
                               Payments         Payments             Total
     Fiscal year                (000s)           (000s)             (000s)
     ===========================================================================

     1999                      $ 23,515         $  6,884           $ 30,399
     2000                        21,706            6,133             27,839
     2001                        20,274            5,432             25,706
     2002                        19,700            4,752             24,452
     2003                        15,787            4,170             19,957
     Thereafter                 120,281           24,239            144,520
     ---------------------------------------------------------------------------

     Total                     $221,263         $ 51,610           $272,873
     ===========================================================================

     Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 1998, there were no Loans in Default.

     The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of November 30, 1998:

                                                      Amortized
                                     Number             Cost
     Type of Collateral             of Loans           (000s)              %
     ===========================================================================

     Loans secured by a
       first mortgage                  274            $ 81,778            54.1%

     Loans not secured by
     ---------------------------------------------------------------------------
       a first mortgage                177              69,367            45.9

     Total Loans                       451            $151,145           100.0%
     ===========================================================================

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7.   Loans (Continued)

                                                      Amortized
                                     Number             Cost
     Type of Institution            of Loans           (000s)              %
     ===========================================================================

     Private                           282            $ 81,844            54.1%

     Public                            169              69,301            45.9
     ---------------------------------------------------------------------------

     Total Loans                       451            $151,145           100.0%
     ===========================================================================

     The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

     The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

7.   Loans (Continued)

     A number of borrowers are currently experiencing financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

     Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8.   Fair Value of Financial Instruments

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

     Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements
================================================================================

8.   Fair Value of Financial Instruments (Continued)

     The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1998 is as follows:

                                               Book Value            Fair Value
                                                 (000s)                (000s)
     ===========================================================================

     Loans                                      $150,013 *            $186,362

     Investment Agreements:
        Revenue Fund                              20,310                21,743
        Liquidity Fund                             4,247                 5,176
     ---------------------------------------------------------------------------

                                                $174,570              $213,281
     ===========================================================================

     Bonds                                      $151,932              $177,571
     ===========================================================================

     *    Net of Allowance for Loan Losses of $1,132,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)


Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
          COLLEGE AND UNIVERSITY LOANS (85.9%)
          -------------- A --------------
   $490   Alabama Agricultural and Mechanical University               3.000-3.750     07/01/2005          10.25             $376
  1,950   Alabama Agricultural and Mechanical University                   3.000       05/01/2018          10.27            1,121
    149   Albion College                                                   3.000       10/01/2009          10.56              101
    548   Albright College                                                 3.000       11/01/2015          10.23              330
     15   Alcorn State University                                          2.875       11/01/1999          10.11               14
     28   Alcorn State University                                          3.500       11/01/2002          10.15               24
     50   Allegheny College                                                3.000       07/01/2015          10.38               21
    260   Alma College                                                     3.750       04/01/2002          11.52              227
     65   American International College                                   3.375       10/01/2002          10.84               55
    114   Anderson University                                              3.500       03/01/2003          11.42               94
    260   Anderson University                                              3.000       03/01/2006          11.19              193
     51   Appalachian State University                                     3.500       07/01/2001          10.28               44
    320   Arizona State University                                         3.125       09/01/2001          10.17              278
    250   Arizona State University                                         3.375       10/01/2002          10.16              213
  1,230   Arizona State University                                         3.000       04/01/2006          10.60              938
    156   Arkansas State University                                        3.500       04/01/2001          10.97              142
     82   Arkansas State University                                        3.375       10/01/2000          10.25               75
    673   Arkansas State University                                        3.750       04/01/2005          10.75              539
     10   Arkansas Technical University                                    2.875       10/01/1999          10.21                9
  2,255   Auburn University                                                3.000       12/01/2018           9.16            1,348
    220   Azusa Pacific University                                         3.750       04/01/2015          10.88              136
          -------------- B --------------
    114   Ball State University                                            3.000       07/01/1999           9.98              105
  1,105   Baptist College at Charleston                                    3.000       03/01/2019          10.73              595
    717   Baptist College at Charleston                                    3.000       03/01/2011          10.98              466
    217   Becker Junior College                                            3.000       04/01/2005          11.21              168
    113   Bellarmine College                                               3.625       05/01/2004          11.34               93
      9   Benedict College                                                 2.875       02/01/1999          11.83                9
    126   Benedict College                                                 3.750       11/01/2004          10.75              101
    892   Benedict College                                                 3.000       11/01/2006          10.61              664
  1,854   Benedict College                                                 3.000       11/01/2020          10.36              984
  1,739   Bentley College                                                  3.000       11/01/2007          10.57            1,246
    311   Bethany College                                                  3.375       11/01/2012          10.54              203
    285   Bethany College                                                  3.000       11/01/2017          10.40              159
    550   Bethany College                                                  3.000       11/01/2012          10.40              352
     16   Bethune-Cookman College                                          3.000       11/01/2002          10.74               13
    178   Boston Architectural Center                                      3.750       11/01/2004          10.77              144
    135   Bradford College                                                 3.375       10/01/2001          10.85              117
    301   Brandeis University                                              3.000       11/01/2011          10.64              196
    135   Brevard College                                                  3.000       11/01/2004          10.71              108

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
    $79   Brevard College                                                  3.000       05/01/2006          11.12              $59
    126   Bryan College                                                    3.500       04/01/2003          11.39              105
     18   Buena Vista College                                              3.500       02/01/2000          11.85               17
    122   Buena Vista College                                              3.000       02/01/2006          11.23               91
          -------------- C --------------
  1,030   California Polytechnic State University                          3.000       11/01/2006          10.05              756
    345   California State University                                      3.000       11/01/2006           8.75              273
  1,270   California State University                                      3.000       11/01/2013           8.93              855
  2,673   California State University                                      3.000       11/01/2019           8.99            1,598
     99   Calvin College                                                   3.000       11/01/2000          10.83               88
  2,445   Cameron University                                               3.000       04/01/2007          10.16            1,830
    215   Canisius College                                                 3.375       05/01/2002          11.48              189
  1,610   Canisius College                                                 3.000       11/01/2017          10.40              904
     59   Canisius College                                                 3.000       11/01/1999          10.89               55
     30   Carnegie-Mellon University                                       3.000       05/01/1999          11.37               29
    190   Carnegie-Mellon University                                       3.500       11/01/2001          10.52              166
    290   Carnegie-Mellon University                                       3.000       05/01/2009          10.73              201
  1,040   Carnegie-Mellon University                                       3.000       11/01/2017          10.51              589
    112   Carroll College                                                  3.125       06/01/2000          10.75               99
    360   Carroll College                                                  3.750       06/01/2014          10.46              226
    172   Carroll College                                                  3.000       06/01/2018          10.15               97
    452   Carroll College                                                  3.750       03/01/2015          10.93              279
    250   Case Western Reserve University                                  3.500       04/01/2003          11.39              207
    269   Catawba College                                                  3.000       12/01/2009          10.27              184
     78   Central Missouri State University                                3.125       07/01/2000          10.24               70
    198   Central Missouri State University                                3.375       07/01/2001          10.27              173
    579   Central Missouri State University                                3.625       07/01/2004          10.29              464
    995   Central Missouri State University                                3.000       07/01/2007          10.18              719
    162   Champlain College                                                3.000       12/01/2013          10.19               99
    585   Chapman College                                                  3.000       10/01/2013          10.65              358
    348   Chapman College                                                  3.000       11/01/2005          10.63              264
    235   Chapman College                                                  3.000       11/01/2007          10.57              168
  1,610   Chateau Community Housing Association                            3.000       10/01/2012          10.51            1,008
     70   Cisco Junior College                                             3.000       11/01/2005          10.04               55
    110   Cisco Junior College                                             3.000       07/01/2005          10.15               81
     27   Claflin College                                                  3.125       04/01/2001          11.59               24
    395   Clemson University                                               3.000       07/01/2005           9.51              312
    157   Coker College                                                    3.000       12/01/2009          10.04              108
     87   College of Notre Dame of Maryland                                3.375       11/01/2002          10.48               74
    191   College of Our Lady of the Elms                                  3.375       10/01/2001          10.86              166
    937   College of Saint Rose                                            3.000       05/01/2022          10.43              486
    554   College of Saint Thomas                                          3.000       11/01/2009          10.53              376

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
    $51   College of Santa Fe                                              3.500       10/01/2001          10.86              $44
    219   College of Santa Fe                                              3.000       10/01/2005          10.66              166
    615   College of Santa Fe                                              3.000       10/01/2018          10.43              340
      5   College of the Holy Cross                                        3.500       10/01/1999          11.03                5
  1,060   College of the Holy Cross                                        3.625       10/01/2013          10.60              684
    805   College of the Holy Cross                                        3.000       10/01/2006          10.63              592
     36   College of the Virgin Islands                                    3.000       11/01/2002          10.15               30
     86   College of the Virgin Islands                                    3.000       10/01/2003          10.16               70
    244   Columbia College                                                 3.625       07/01/2004          10.90              191
     80   Columbia College                                                 3.000       07/01/2006          10.80               59
    150   Concordia College                                                3.000       04/01/2009          11.05              105
    755   Concordia College                                                3.000       05/01/2019          10.65              409
     54   Connecticut College                                              3.000       11/01/1999          10.89               50
     64   Cornell College                                                  3.000       10/01/2005          10.66               48
    333   Cumberland University                                            3.000       08/01/2017          10.52              186
          -------------- D --------------
     73   Daemen College                                                   3.125       04/01/2000          11.68               68
    655   Daemen College                                                   3.000       04/01/2016          10.77              379
    192   Dakota Wesleyan University                                       3.000       10/01/2015          10.46              112
    285   Dana College                                                     3.000       04/01/2005          11.22              219
     65   Dana College                                                     3.500       04/01/2003          11.39               54
     55   Dean Academy & Jr. College                                       3.500       10/01/1999          10.97               51
    140   Dickinson College                                                3.000       05/01/2018          10.30               80
    271   Dillard University                                               3.000       04/01/2008          11.09              195
     75   Doane College                                                    3.000       11/01/2000          10.83               67
    390   Dormitory Authority State of NY (New York University)            3.000       07/01/2000           8.95              354
    644   Dowling College                                                  3.000       10/01/2010          10.75              427
     97   Drexel University                                                2.875       05/01/2001          11.57               88
  1,220   Drexel University                                                3.500       05/01/2014          10.53              757
     10   Drury College                                                    3.125       10/01/1999          11.32                9
    294   Drury College                                                    3.000       04/01/2015          10.63              176
    520   Drury College                                                    3.000       10/01/2010          10.75              345
  1,127   D'Youville College                                               3.000       04/01/2018          10.90              617
          -------------- E --------------
     64   East Texas State University                                      2.875       09/01/1999           8.94               60
  1,296   East Texas State University                                      3.500       03/01/2002           9.48            1,078
  1,614   East Texas State University                                      3.000       03/01/2002           9.60            1,312
     83   East Texas State University                                      3.000       11/01/2000           9.26               76
     49   Eastern Oklahoma State College                                   3.125       05/15/1999           9.96               47
    410   Elizabeth City State University                                  3.000       10/01/2017          10.02              241
    500   Embry-Riddle Aeronautical University                             3.000       09/01/2007          10.64              355
    167   Emmanuel College                                                 3.000       11/01/2013          10.45              102

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
          -------------- F --------------
    $21   Fairleigh Dickinson University                                   3.125       11/01/1999          10.93              $19
  1,710   Fairleigh Dickinson University                                   3.000       11/01/2017          10.39              962
    213   Florida Agricultural and Mechanical University                   3.625       07/01/2004          10.29              170
    223   Florida Atlantic University                                      3.500       07/01/2004          10.27              181
    355   Florida Atlantic University                                      3.000       07/01/2006          10.18              263
    197   Florida Institute of Technology                                  3.000       11/01/2009          10.53              134
     32   Florida Southern College                                         3.000       11/01/1999          10.89               30
     54   Florida State University                                         3.000       01/01/1999           9.20               52
    187   Florida State University                                         3.500       06/01/2001           8.44              168
    775   Florida State University                                         3.000       01/01/2009           9.40              574
     43   Fort Hays State University                                       3.500       10/01/2001          10.19               38
    108   Fort Hays State University                                       3.625       10/01/2002          10.18               92
    170   Fort Hays State University                                       3.000       10/01/2007          10.08              124
    575   Fort Lewis College                                               3.000       10/01/2006          10.09              431
          -------------- G --------------
    745   Gannon University                                                3.000       11/01/2011          10.49              481
    211   Gannon University                                                3.000       12/01/2022          10.13              109
     87   Gavilan College                                                  3.000       04/01/2006          10.59               66
     75   George Fox College                                               3.500       04/01/2001          11.25               67
    809   George Fox College                                               3.000       07/01/2018          10.64              445
    126   George Washington University                                     3.500       05/01/2000          11.30              117
    928   George Washington University                                     3.500       11/01/2002          10.50              843
     55   Georgetown College                                               3.000       12/01/1999          10.02               51
    546   Georgetown College                                               3.000       12/01/2008          10.04              386
    955   Georgetown College                                               3.000       12/01/2009          10.05              657
  2,904   Georgetown University                                            3.000       11/01/2020          10.36            1,541
  7,384   Georgetown University                                            4.000       11/01/2020          10.52            4,288
  1,255   Georgetown University                                            3.000       05/01/2005          10.86              977
    697   Georgia Education Authority Board of Regents
            of the University System of Georgia                            3.375       01/01/2003          10.60              588
      6   Grambling State University                                       3.000       11/01/1999          10.12                6
     85   Grambling State University                                       3.000       11/01/2000          10.11               77
          -------------- H --------------
    406   Hampshire College                                                3.000       07/01/2013          10.75              247
  1,456   Hampshire College                                                3.000       02/01/2014          10.70              878
    195   Harcum Junior College                                            3.375       11/01/2002          10.77              164
    755   Harper Grace Hospital                                            3.625       04/01/2005          11.26              592
     49   Henderson State University                                       3.125       04/01/1999          11.06               47
    165   Hesston College                                                  3.000       04/01/2006          11.14              123
    342   High Point College                                               3.000       12/01/2010          10.26              224
  2,079   Hinds Junior College                                             3.000       04/01/2013          10.42            1,338

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
   $106   Hiwassee College                                                 3.375       01/01/2003          11.58              $89
    207   Hiwassee College                                                 3.000       09/15/2018          10.58              113
  2,110   Hofstra University                                               3.000       11/01/2012          10.61            1,336
    300   Hood College                                                     3.625       11/01/2014          10.54              190
    425   Houston Tillotson College                                        3.500       04/01/2014          10.90              268
     60   Huntingdon College                                               3.500       03/01/2002          11.54               51
    270   Huntingdon College                                               3.000       10/01/2008          10.60              188
          -------------- I --------------
    198   Illinois Institute of Technology                                 3.000       03/01/2003          11.10              163
     42   Indiana University                                               2.875       04/01/1999          10.08               40
    402   Indiana University                                               3.375       04/01/2001          10.06              365
    880   Indiana University                                               3.500       04/01/2001          10.06              797
  1,468   Indiana University                                               3.750       12/01/2003           8.84            1,271
    190   Indiana University                                               3.000       07/01/1999           9.31              177
    126   Inter American University of Puerto Rico                         3.000       09/01/2007          10.66               91
  2,568   Inter American University of Puerto Rico                         3.000       01/01/2017          10.94            1,434
          -------------- J --------------
  1,780   James Madison University                                         3.000       06/01/2009          10.49            1,198
     29   John Brown University                                            2.875       04/01/2000          11.64               27
    411   Johnson & Wales College                                          3.000       11/01/2013          10.59              254
    235   Johnson C. Smith University                                      3.000       05/01/2005          11.18              181
     30   Judson College                                                   3.750       07/01/2004          10.92               24
          -------------- K --------------
    191   Kansas State University                                          3.375       10/01/2002           9.12              167
    775   Kansas State University                                          3.625       04/01/2004           9.77              633
     92   Kendall College                                                  3.375       10/01/2002          10.82               77
    246   Kendall College                                                  3.000       10/01/2008          10.59              171
    426   Kent State University                                            3.500       12/01/2000           8.90              390
    370   Knox College                                                     3.000       04/01/2006          11.15              276
          -------------- L --------------
    335   LaGrange College                                                 3.000       03/01/2009          11.06              228
    319   Langston University                                              3.375       10/01/2003          10.15              264
  1,105   Langston University                                              3.000       04/01/2007          10.56              815
    484   Lassen Junior College District                                   3.000       04/01/2020          10.27              265
  1,415   Leland Stanford Junior College                                   3.375       05/01/2003          11.33            1,176
    204   Lenoir Rhyne College                                             3.000       12/01/2006          10.04              153
     85   Linfield College                                                 3.000       10/01/2017          10.44               47
    802   Long Island University                                           3.750       05/01/2005          11.22              634
    227   Long Island University                                           3.000       11/01/2009          10.69              155
    793   Long Island University                                           3.000       11/01/2009          10.69              542
    419   Long Island University                                           3.750       04/01/2003          11.41              351
    570   Long Island University                                           3.625       06/01/2014          10.49              354

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
   $113   Long Island University                                           3.750       10/01/2004          10.79              $90
    313   Louisiana State University                                       3.500       07/01/2001           8.65              282
    976   Louisiana State University                                       3.625       07/01/2004           9.04              812
    393   Louisiana State University                                       3.000       07/01/2005           8.84              318
    350   Louisiana State University                                       3.000       07/01/2006           8.87              278
     57   Louisiana State University                                       3.000       05/01/1999           9.17               55
    256   Louisiana State University                                       3.000       07/01/2001           8.62              227
    172   Lycoming College                                                 3.500       05/01/2001          11.22              155
    254   Lycoming College                                                 3.625       05/01/2014          10.64              162
    340   Lycoming College                                                 3.750       05/01/2015          10.62              214
    528   Lynchburg College                                                3.750       05/01/2015          10.64              337
    675   Lynchburg College                                                3.000       05/01/2018          10.68              376
          -------------- M --------------
    500   MacAlester College                                               3.375       05/01/2002          11.41              430
    461   MacAlester College                                               3.000       05/01/2020          10.46              249
     20   Madison General Hospital                                         3.000       12/01/1999           9.67               18
    560   Marian College                                                   3.000       10/01/2016          10.45              321
     20   Marian College                                                   3.000       11/01/1999          10.89               18
     33   Marist College                                                   3.500       04/01/2000          11.73               31
     95   Marquette University                                             3.000       07/31/2024          10.59               46
      2   Mary Baldwin College                                             2.875       11/01/1999          10.94                2
    443   Mary Baldwin College                                             3.375       05/01/2012          10.68              293
    660   Marymount University                                             3.000       05/01/2016          10.52              388
    870   McLennan Community College                                       3.000       04/01/2006          10.49              666
     68   McNeese State University                                         3.500       10/01/2001          10.18               60
  1,074   Memorial Hospital for Cancer and Allied Diseases                 3.375       04/01/2012          10.68              709
     86   Menlo College                                                    3.125       04/01/2001          11.53               76
    500   Mercer University                                                3.000       05/01/2014          10.58              305
  1,520   Mercy College of Detroit                                         3.625       10/01/2013          10.59              968
     41   Merrimack College                                                3.000       04/15/2019          10.53               29
    125   Merrimack College                                                3.000       04/15/2008          10.79               68
     77   Middlebury College                                               3.375       10/01/2002          11.12               65
    105   Midland Lutheran College                                         3.000       04/01/2005          11.20               81
    596   Millsaps College                                                 3.000       11/01/2021          10.34              311
     56   Mississippi State University                                     2.875       01/01/2000          10.99               51
  1,630   Mississippi State University                                     3.000       12/01/2020           9.64              913
     80   Mississippi Valley State University                              3.500       07/01/2001          10.28               70
     95   Molloy College                                                   3.375       10/01/2002          10.81               80
    233   Moravian College                                                 3.375       11/01/2012          10.52              150
    760   Morehouse College                                                3.000       07/01/2010          10.50              464
  2,343   Morgan State University                                          3.000       11/01/2014          10.56            1,415
    216   Morris Brown College                                             3.750       05/01/2007          11.12              161

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
 $1,998   Morris Brown College                                         2.750-3.750     05/01/2018          10.89           $1,229
    629   Morris College                                                   3.000       11/01/2009          10.53              427
     67   Muhlenberg College                                               3.000       11/01/2000          10.50               60
          -------------- N --------------
    164   New England College                                              3.000       04/01/2016          10.77               94
    695   Newark Beth Israel Hospital                                      3.625       01/01/2014          11.06              430
     72   NIACC Dormitories, Inc.                                          3.000       10/01/2012          10.27               46
     37   Nicholls State University                                        3.000       09/01/1999           8.88               35
  2,925   Norfolk State University                                         3.000       12/01/2021           9.77            1,580
    667   North Carolina Agricultural and
            Technical State University                                     3.000       05/01/2014          10.34              414
    575   North Carolina State University                                  3.625       09/01/2004           7.97              497
    222   North Carolina State University                                  3.125       09/01/2001           7.58              203
    267   North Carolina State University                                  3.500       09/01/2001           7.63              245
    141   North Greenville College                                         3.000       11/01/2003          10.72              116
    196   Northeast Louisiana University                                   3.500       04/01/2001          10.28              178
    388   Northeast Missouri State University                          3.375-3.500     05/01/2002          10.75              339
  3,148   Northeastern University                                          3.000       05/01/2018          10.53            1,758
    134   Northeastern University                                          3.000       05/01/2004          10.97              108
     75   Northwestern State University                                    3.125       10/01/2000          10.15               70
    425   Nova University                                                  3.000       12/01/2007          10.04              310
          -------------- O -------------
    284   Occidental College                                               3.000       10/01/2019          10.41              153
    225   Olympic Community College                                        3.000       10/01/2008          10.07              160
     55   Ouachita Baptist University                                      3.125       12/01/1999          10.03               51
     34   Ouachita Baptist University                                      3.000       12/01/2006          10.04               25
          -------------- P -------------
      7   Pacific University                                               3.000       11/01/1999          10.89                6
    961   Paine College                                                    3.000       10/01/2016          10.45              550
      6   Pan American University                                          3.000       10/01/1999           9.23                6
  2,480   Philadelphia College of Art                                      3.000       01/01/2022          10.62            1,260
    600   Pine Manor College                                               3.625       10/01/2003          10.80              490
      7   Point Loma Nazarene College                                      2.875       04/01/1999          11.85                7
    174   Polytechnic University                                           3.375       10/01/2011          10.59              114
    208   Post College                                                     3.000       04/01/2010          10.76              139
  1,130   Purdue University                                                3.625       07/01/2004           9.33              929
    328   Purdue University                                                3.000       07/01/2005           9.26              262
          -------------- Q -------------
     36   Queens College                                                   3.500       11/01/2001          10.88               32
    154   Queens College                                                   3.625       07/01/2004          10.90              121

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
          -------------- R -------------
   $317   Randolph-Macon College                                           3.000       05/01/2010          10.72             $214
    193   Randolph-Macon College                                           3.000       11/01/2000          10.50              173
    540   Regis College (Denver)                                           3.000       11/01/2012          10.47              338
    118   Regis College (Weston)                                           3.375       10/01/2002          10.85              102
    230   Rhode Island College                                             3.000       10/01/2005          10.09              177
    105   Rider College                                                    3.500       05/01/2001          11.57               96
    248   Rider College                                                    3.375       05/01/2002          11.44              215
     67   Rider College                                                    3.125       11/01/2000          10.86               60
  1,850   Rider College                                                    3.625       11/01/2013          10.42            1,180
    462   Rider College                                                    3.000       05/01/2017          10.70              263
    107   Rio Grande College                                               3.000       03/30/2009          10.93               74
     53   Roberts Wesleyan College                                         3.000       11/01/2000          10.83               49
     87   Roger Williams College                                           3.000       11/01/1999          10.89               80
    100   Rutgers, The State University                                    2.750       05/01/1999           8.84               97
    705   Rutgers, The State University                                    3.750       05/01/2016           9.19              476
     10   Rutgers, The State University                                    2.875       05/01/1999           8.80               10
    470   Rutgers, The State University                                    3.125       05/01/2001           8.89              443
          -------------- S -------------
    111   Saint Ambrose University                                         3.000       11/01/2001          10.78               96
    105   Saint Anselm College                                             3.375       10/01/2001          10.88               92
     24   Saint Edward's University                                        3.125       04/01/2000          11.69               22
     95   Saint John's University                                          3.000       10/01/2002          10.76               79
    135   Saint Joseph Hospital                                            3.500       10/01/2001          10.87              117
    176   Saint Louis College of Pharmacy                                  3.375       10/01/2004          10.74              139
     56   Saint Louis University                                           3.125       10/01/2000          10.90               50
    394   Saint Louis University                                           3.500       11/01/2002          10.80              334
    114   Saint Mary's College                                             3.000       03/01/2005          11.25               87
    438   Saint Mary's College                                             3.000       06/01/2020          10.14              239
  2,030   Saint Michael's College                                          3.000       05/01/2013          10.60            1,270
    256   Saint Norbert College                                            3.375       04/01/2002          11.52              225
    228   Saint Norbert College                                            3.625       04/01/2004          11.33              184
    408   Saint Norbert College                                            3.000       04/01/2007          11.10              296
    512   Saint Paul's College                                             3.000       11/01/2014          10.56              309
     60   Saint Peter's College                                            3.000       05/01/1999          11.70               57
    670   Saint Vincent College                                            3.500       05/01/2013          10.86              428
    265   Sam Houston State University                                     3.500       10/01/2001           9.10              237
    915   San Diego State University                                       3.000       11/01/2007          10.04              689
  1,270   Sangamon State University                                        3.000       11/01/2018          10.12              738
    300   Seattle University                                               3.500       11/01/2001          10.84              263
    526   Seattle University                                               3.000       11/01/2008          10.55              367
    220   Seton Hall University                                            3.000       11/01/2000          10.83              196

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
   $344   Seton Hill College                                               3.625       11/01/2014          10.53             $215
     24   Sierra College                                                   3.375       04/01/2002          10.87               21
    328   Simpson College                                                  3.000       07/01/2016          10.58              185
    412   South Dakota School of Mines and Technology                      3.000       04/01/2018          10.30              234
    287   South Dakota School of Mines and Technology                      3.625       04/01/2002          10.85              253
     31   South Plains College                                             3.500       10/01/2002          10.18               26
     84   South Plains College                                             3.625       10/01/2004          10.17               68
     59   South Plains College                                             3.000       10/01/2005          10.10               46
    430   Southeast Missouri State University                              3.500       04/01/2002          10.82              373
  1,246   Southeast Missouri State University                              3.000       04/01/2007          10.58              935
    795   Southeastern Oklahoma State University                           3.000       04/01/2009          10.51              558
    140   Southern Arkansas University                                     3.500       10/01/2002          10.23              119
    560   Southern Methodist University                                    3.000       10/01/2007          10.61              400
    256   Southern Nazarene University                                     3.750       04/01/2005          11.27              201
    625   Southwest Missouri State College                                 3.375       10/01/2002          10.17              539
  2,415   Southwest Texas State University                                 3.000       10/01/2015           9.51            1,498
     14   Southwestern Christian College                                   3.000       11/01/2000          10.83               13
     25   Spalding University                                              3.125       09/01/2000          10.95               23
    371   Spalding University                                              3.000       09/01/2007          10.66              269
     14   Springfield College                                              3.500       11/01/1999          10.60               13
     32   Springfield College                                              3.125       05/01/2000          11.29               30
    503   Springfield College                                              3.500       05/01/2013          10.67              332
     87   Springfield College                                              3.000       05/15/2005          10.11               68
    185   State Center Community College                                   3.000       10/01/2004          10.10              147
     26   Stephen F. Austin State University                               2.875       10/01/1999           9.23               24
  2,022   Stephen F. Austin State University                           3.375-3.500     10/01/2012           9.57            1,377
    203   Stetson University                                               3.000       01/01/2006          11.25              149
    153   Stillman College                                                 3.750       02/01/2004          11.42              123
    353   Stonehill College                                                3.000       10/01/2006          10.64              260
    175   SUNY, Mohawk Valley Community College                            3.000       04/01/2005          10.26              119
     69   Susquehanna University                                           3.125       05/01/2000          11.27               64
    714   Syracuse University                                              3.000       05/01/2008          10.74              509
          -------------- T -------------
     60   Talladega College                                                3.375       12/01/2001          10.08               53
    435   Talladega College                                                3.000       12/01/2012          10.24              275
    283   Taylor University                                                3.000       10/01/2012          10.50              177
    861   Taylor University                                                3.000       10/01/2013          10.49              528
     46   Temple University                                                3.125       03/01/1999          10.70               44
    132   Tennessee State University                                       3.375       01/01/1999          11.10              125
    701   Texas A & I University                                           3.000       07/01/2009           9.57              494
    140   Texas Southern University                                        3.500       04/01/2001          10.89              126
    525   Texas Southern University                                        3.500       04/01/2013          10.45              341

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
   $482   Transylvania University                                          3.000       11/01/2010          10.51             $319
    810   Trinity University                                               3.625       09/01/2004          10.82              640
    297   Tufts University                                                 3.375       10/01/2001          10.87              259
  2,373   Tufts University                                                 3.000       10/01/2021          10.39            1,230
    575   Tulane University of Louisiana                                   3.500       10/01/2001           9.06              514
          -------------- U -------------
     44   Union College                                                    3.000       11/01/2002          10.74               37
  1,945   University of Alabama in Birmingham                              3.000       11/01/2008           7.97            1,522
     67   University of Alabama in Huntsville                              3.000       05/01/1999          10.05               65
     84   University of Alaska                                             3.500       04/01/2000          10.94               78
    178   University of Alaska                                             3.375       04/01/2002          10.82              155
    436   University of Alaska                                             3.500       04/01/2003          10.80              377
    100   University of Alaska                                             3.000       10/01/1999          10.22               93
    126   University of Arkansas at Little Rock                            3.500       04/01/2001          10.04              115
    200   University of Arkansas at Little Rock                            3.000       11/01/2009           9.42              149
    508   University of Central Arkansas                                   3.000       04/01/2005          10.69              397
    535   University of Central Florida                                    3.000       10/01/2007          10.08              390
    290   University of Chicago                                            3.500       12/01/2001          10.10              252
     93   University of Chicago                                            3.375       12/01/2001          10.08               81
     36   University of Chicago                                            3.500       12/01/2002          10.11               30
    100   University of Delaware                                           3.125       11/01/2000           8.84               92
    123   University of Delaware                                           3.375       11/01/2000           8.81              115
  1,240   University of Delaware                                           3.000       11/01/2006           9.08              968
    709   University of Delaware                                           3.000       12/01/2018           8.81              436
  2,340   University of Florida                                            3.000       07/01/2014          10.15            1,420
    131   University of Hartford                                           3.000       11/01/2001          10.78              113
     27   University of Hawaii at Manoa                                    2.875       10/01/1999          10.13               25
     59   University of Hawaii at Manoa                                    3.500       10/01/2001          10.18               52
     48   University of Lowell                                             3.000       11/01/2000           7.62               45
  2,399   University of Michigan                                           3.750       10/01/2005           9.51            1,943
     90   University of Michigan                                           3.000       04/01/1999          10.08               87
    823   University of Missouri                                           3.375       05/01/2002          10.03              745
     77   University of Missouri                                           2.875       11/01/2000           9.25               70
     70   University of Montevallo                                         3.125       11/01/2000           9.27               64
    176   University of Nevada at Reno                                     3.000       11/01/1999          10.12              170
    777   University of North Carolina                                     3.000       11/01/2005           8.81              634
    635   University of North Carolina                                     3.000       01/01/2008           9.50              471
     55   University of North Carolina                                     3.000       01/01/2007           9.50               42
  1,045   University of Notre Dame                                         3.000       02/15/2019          10.62              569
    840   University of Portland                                           3.375       04/01/2013          10.88              539
     20   University of Puerto Rico, Rio Piedras Campus                    3.125       06/01/2000           9.17               18
  1,829   University of Puerto Rico, Rio Piedras Campus                    3.000       06/01/2011           9.39            1,238

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
    $42   University of Rhode Island                                       3.000       10/01/2001           9.68              $37
    670   University of Saint Thomas                                       3.000       10/01/2019          10.41              360
    420   University of Santa Clara                                        3.125       04/01/2002          11.44              358
    190   University of Santa Clara                                        3.375       04/01/2002          11.45              163
  1,005   University of Santa Clara                                        3.625       04/01/2004          11.33              812
     33   University of Scranton                                           3.125       11/01/2000          10.84               29
    157   University of South Dakota                                       3.500       10/01/2001           9.59              139
    905   University of South Florida                                      3.750       07/01/2005          10.30              707
    357   University of Steubenville                                       3.125       04/01/2010          10.98              239
  1,316   University of Vermont                                            3.000       07/01/2016           8.95              831
    165   University of Vermont                                            3.375       07/01/2001           8.33              150
  1,220   University of Vermont                                            3.000       07/01/2019           9.06              722
     90   University of Washington                                         3.000       08/01/1999           8.82               84
    260   University of Washington                                         3.500       08/01/2002           9.07              226
    313   University of Washington                                         3.000       08/01/2003           9.06              262
  1,625   University Student Co-Operative Association                      3.000       04/01/2019          10.70              879
     96   Ursinus College                                                  3.000       10/01/2000          10.86               85
    528   Utica College                                                    3.000       11/01/2009          10.53              358
          -------------- V -------------
    490   Vermont State College                                            3.000       06/01/2008           9.02              363
    266   Vermont State College                                            3.000       07/01/2014           9.30              170
  1,215   Villanova University                                             3.000       04/01/2019          10.70              659
  3,879   Vincennes University                                             3.000       06/01/2023           9.02            2,151
  2,677   Virginia Commonwealth University                                 3.000       06/01/2011          10.01            1,751
  1,050   Virginia Commonwealth University                                 3.000       06/01/2004          10.08              827
    350   Virginia Wesleyan College                                        3.000       11/01/2009          10.54              241
    204   Virginia Wesleyan College                                        3.000       11/01/2010          10.51              135
          -------------- W -------------
     20   Waldorf College                                                  3.125       07/01/2000          10.97               18
    241   Waldorf College                                                  3.000       07/01/2005          10.77              181
     43   Wartburg College                                                 3.500       10/01/2001          10.87               37
    167   Wartburg College                                                 3.750       04/01/2011          11.00              113
    765   Washington State University                                      3.625       04/01/2004          10.02              638
    495   Washington State University                                      3.750       04/01/2004          10.03              415
    835   Washington State University                                      3.375       04/01/2003          10.02              712
     25   Washington State University                                      3.000       04/01/1999          10.08               24
    267   Washington University                                            3.500       10/01/2001          10.91              237
    238   Wesley College                                                   3.375       05/01/2013          10.88              154
     72   West Kern Junior College District                                3.625       04/01/2004          10.73               59
    510   West Valley College                                              3.000       04/01/2009          10.50              357
     96   West Virginia Wesleyan College                                   2.875       05/01/2000          11.56               89
    477   West Virginia Wesleyan College                                   3.000       05/01/2015          10.75              283

   The accompanying notes are an integral part of these financial statements.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                               Stated                         Internal        Amortized
 Principal                                                               Interest       Maturity         Rate of        Cost (Notes
  Balance                        Description                              Rate %          Date           Return %         1 and 2)
-----------                      -----------                             --------       --------         --------       -----------
   $419    Western Carolina University                                     3.625       05/01/2003          10.75             $359
    200    Western Washington University                                   3.500       10/01/2001          10.18              175
    615    Western Washington University                                   3.625       10/01/2004          10.18              497
    445    Western Washington University                                   3.750       10/01/2005          10.19              352
     40    Westmoreland Hospital Association                               3.500       07/01/2001          10.98               34
      1    Wheaton College                                                 2.875       04/01/1999          11.50                1
    875    Wheaton College                                                 3.500       04/01/2013          10.70              562
    235    Wheeling College                                                3.500       05/01/2001          11.23              208
     85    Wheeling College                                                3.000       11/01/2007          10.59               61
     28    Wheelock College                                                3.000       05/01/2011          10.23               19
     33    Wichita State University                                        3.000       10/01/2000           9.29               30
    810    Wittenberg University                                           3.000       05/01/2015          10.76              478
    245    Wittenberg University                                           3.000       11/01/2017          10.39              138
     51    Wooster Business College                                        3.000       03/30/2009          10.88               35
    124    Worcester Polytechnic Institute                                 3.375       04/01/2001          11.57              111
    699    Wright State University                                         3.000       05/01/2009           9.89              511
           -------------- Y -------------
    374    York Hospital                                                   3.000       05/01/2020          10.64              201
                                                                                                                         --------
--------
 221,263   Total College and University Loans                                                                             151,145
--------
           Allowance for Possible Loan Losses                                                                               1,132
                                                                                                                         --------
           Net College and University Loans                                                                               150,013
                                                                                                                         --------

           INVESTMENT AGREEMENTS (14.1%)
           Morgan Guaranty Trust Company -
   4,247     Liquidity Fund                                                7.750       06/01/2018          7.750            4,247
                  Morgan Guaranty Trust Company -
  20,310     Revenue Fund                                                  7.050       06/01/2018          7.050           20,310
                                                                                                                         --------
--------
  24,557   Total Investment Agreements                                                                                     24,557
--------                                                                                                                 --------
$245,820   Total Investments (100.0%)                                                                                    $174,570
========                                                                                                                 ========

   The accompanying notes are an integral part of these financial statements.